UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.86%

Aerospace & Defense 1.05%

Hexcel Corp.*	865,549	$36,621

Airlines 0.65%

Spirit Airlines, Inc.*	521,415	22,499

Biotechnology 6.08%

ACADIA Pharmaceuticals, Inc.*	357,644	8,129
Aegerion Pharmaceuticals, Inc.*	140,763	11,658
Alnylam Pharmaceuticals, Inc.*	196,619	11,327
Celldex Therapeutics, Inc.*	296,073	6,783
Clovis Oncology, Inc.*	216,510	11,066
Foundation Medicine, Inc.*	245,123	7,814
Genomic Health, Inc.*	435,232	13,022
Incyte Corp.*	896,177	34,951
Isis Pharmaceuticals, Inc.*	1,183,764	39,384
NPS Pharmaceuticals, Inc*	264,650	7,617
Pharmacyclics, Inc.*	134,244	15,927
Puma Biotechnology, Inc.*	248,812	9,532
Sarepta Therapeutics, Inc.*	326,064	12,697
Synageva BioPharma Corp.*	433,881	22,041
Total		211,948

Building Products 0.27%

Trex Co., Inc.*	131,785	9,254

Capital Markets 5.11%

Artisan Partners Asset Management, Inc. Class A	234,083	14,015
E*TRADE Financial Corp.*	2,032,755	34,374
Evercore Partners, Inc. Class A	803,527	40,554
Financial Engines, Inc.	632,387	35,331
Stifel Financial Corp.*	673,500	27,580
WisdomTree Investments, Inc.*	1,880,390	26,137
Total		177,991

Chemicals 0.54%

Flotek Industries, Inc.*	888,562	18,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2013

Investments	Shares	Fair Value (000)
Commercial Banks 2.53%

Home BancShares, Inc.	790,674	$26,788
SVB Financial Group*	389,756	37,331
Western Alliance Bancorp*	1,131,838	23,938
Total		88,057

Commercial Services & Supplies 0.15%

Performant Financial Corp.*	522,702	5,211

Communications Equipment 1.42%

Ciena Corp.*	1,310,821	30,503
Ruckus Wireless, Inc.*	1,318,818	19,123
Total		49,626

Computers & Peripherals 0.55%

Stratasys Ltd.*	168,923	19,127

Consumer Finance 2.18%

Portfolio Recovery Associates, Inc.*	794,768	47,249
Springleaf Holdings, Inc.*	1,413,090	28,728
Total		75,977

Diversified Consumer Services 1.59%

LifeLock, Inc.*	3,454,323	55,580

Electrical Equipment 3.50%

Acuity Brands, Inc.	533,433	53,616
Generac Holdings, Inc.	712,691	35,171
Polypore International, Inc.*	184,565	8,342
Solarcity Corp.*	468,046	24,938
Total		122,067

Electronic Equipment, Instruments & Components 1.86%

Cognex Corp.	822,874	25,715
FARO Technologies, Inc.*	226,128	10,741
InvenSense, Inc.*	1,120,331	18,922
IPG Photonics Corp.	140,561	9,315
Total		64,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2013

Investments	Shares	Fair Value (000)
Energy Equipment & Services 3.73%

CARBO Ceramics, Inc.	418,759	$52,488
Dril-Quip, Inc.*	223,899	26,290
Frank’s International NV (Netherlands)*(a)	1,125,369	34,425
RigNet, Inc.*	456,191	16,815
Total		130,018

Food & Staples Retailing 3.22%

PriceSmart, Inc.	506,889	57,679
United Natural Foods, Inc.*	764,672	54,636
Total		112,315

Food Products 2.26%

Annie’s, Inc.*	634,449	29,978
Hain Celestial Group, Inc. (The)*	585,885	48,763
Total		78,741

Health Care Equipment & Supplies 4.86%

Align Technology, Inc.*	917,018	52,325
DexCom, Inc.*	1,494,758	42,944
Endologix, Inc.*	1,886,930	34,097
Insulet Corp.*	916,983	35,781
ZELTIQ Aesthetics, Inc.*	342,985	4,448
Total		169,595

Health Care Providers & Services 3.05%

IPC The Hospitalist Co., Inc.*	499,146	27,348
MWI Veterinary Supply, Inc.*	285,897	45,355
Team Health Holdings, Inc.*	777,674	33,782
Total		106,485

Health Care Technology 3.10%

athenahealth, Inc.*	411,996	55,006
Medidata Solutions, Inc.*	479,425	52,885
Veeva Systems, Inc. Class A*	4,000	156
Total		108,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2013

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 2.43%

Buffalo Wild Wings, Inc.*	436,477	$62,233
Chuy’s Holdings, Inc.*	600,166	22,566
Total		84,799

Household Durables 1.26%

iRobot Corp.*	837,202	28,356
SodaStream International Ltd. (Israel)*(a)	290,163	15,515
Total		43,871

Information Technology Services 3.24%

Acxiom Corp.*	160,073	5,319
EPAM Systems, Inc.*	1,326,693	49,711
EVERTEC, Inc.	1,018,093	23,885
MAXIMUS, Inc.	705,795	34,196
Total		113,111

Internet & Catalog Retail 0.69%

Shutterfly, Inc.*	486,320	23,898

Internet Software & Services 11.11%

Cornerstone OnDemand, Inc.*	504,812	23,913
CoStar Group, Inc.*	277,898	49,185
Envestnet, Inc.*	312,225	11,334
MercadoLibre, Inc. (Argentina)(a)	336,288	45,276
OpenTable, Inc.*	341,780	23,747
Pandora Media, Inc.*	1,629,902	40,959
Rocket Fuel, Inc.*	155,690	7,946
Shutterstock, Inc.*	446,105	31,584
Trulia, Inc.*	627,682	25,089
Web.com Group, Inc.*	741,688	19,989
WebMD Health Corp.*	553,857	19,507
Xoom Corp.*	983,928	29,272
Yelp, Inc.*	504,776	34,199
Zillow, Inc. Class A*	319,594	25,449
Total		387,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2013

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 0.69%

Fluidigm Corp.*	758,359	$23,888

Machinery 3.11%

Chart Industries, Inc.*	186,867	20,083
ITT Corp.	468,697	18,621
Middleby Corp. (The)*	82,071	18,683
Proto Labs, Inc.*	208,093	17,451
RBC Bearings, Inc.*	489,266	33,657
Total		108,495

Media 0.94%

Sinclair Broadcast Group, Inc. Class A	1,017,574	32,623

Metals & Mining 0.27%

U.S. Silica Holdings, Inc.	270,642	9,424

Oil, Gas & Consumable Fuels 2.54%

GasLog Ltd. (Monaco)(a)	2,479,079	36,889
Kodiak Oil & Gas Corp.*	3,988,772	51,734
Total		88,623

Pharmaceuticals 1.02%

Jazz Pharmaceuticals plc (Ireland)*(a)	393,096	35,670

Professional Services 3.35%

Advisory Board Co. (The)*	405,174	27,795
Corporate Executive Board Co. (The)	398,999	29,087
On Assignment, Inc.*	1,214,339	41,033
WageWorks, Inc.*	371,164	19,007
Total		116,922

Road & Rail 1.08%

Swift Transportation Co.*	1,725,377	37,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2013

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.14%

Cavium, Inc.*	220,168	$8,875
Power Integrations, Inc.	613,804	35,257
SunEdison, Inc.*	4,917,873	45,736
SunPower Corp.*	1,744,116	52,655
Synaptics, Inc.*	792,311	36,842
Total		179,365

Software 7.14%

Concur Technologies, Inc.*	265,047	27,724
FireEye, Inc.*	26,849	1,016
Gigamon, Inc.*	29,790	917
Imperva, Inc.*	293,530	11,254
Infoblox, Inc.*	816,556	36,296
NetSuite, Inc.*	174,932	17,647
RealPage, Inc.*	1,100,169	26,987
Silver Spring Networks, Inc.*	964,006	21,054
Splunk, Inc.*	444,673	27,885
Synchronoss Technologies, Inc.*	911,429	31,554
Ultimate Software Group, Inc. (The)*	302,322	46,703
Total		249,037

Specialty Retail 1.78%

DSW, Inc. Class A	170,695	14,965
Lumber Liquidators Holdings, Inc.*	262,976	30,029
Restoration Hardware Holdings, Inc.*	242,514	16,913
Total		61,907

Textiles, Apparel & Luxury Goods 0.69%

Steven Madden Ltd.*	653,364	23,965

Thrifts & Mortgage Finance 0.49%

Nationstar Mortgage Holdings, Inc.*	336,225	17,255

Trading Companies & Distributors 1.19%

Air Lease Corp.	1,412,845	41,538
Total Common Stocks (cost $2,491,490,000)		3,342,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2013

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.01%

Repurchase Agreement

Repurchase Agreement dated 10/31/2013, Zero Coupon due 11/1/2013 with Fixed Income Clearing Corp. collateralized by $102,485,000 of U.S. Treasury Note at 2.125% due 12/31/2015; value: $107,144,173; proceeds: $105,040,341 (cost $105,040,341)	$105,040	$105,040
Total Investments in Securities 98.87% (cost $2,596,530,341)		3,447,325

Cash and Other Assets in Excess of Liabilities 1.13%		39,270

Net Assets 100.00%		$3,486,595

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2013

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,342,285	$—	$—	$3,342,285
Repurchase Agreement	—	105,040	—	105,040
Total	$3,342,285	$105,040	$—	$3,447,325

(1)	Refer to note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended October 31, 2013.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Notes to Schedule of Investments (unaudited)(concluded)

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,606,601,706
Gross unrealized gain	864,661,506
Gross unrealized loss	(23,938,010)
Net unrealized security gain	$840,723,496

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 18, 2013

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 18, 2013

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 18, 2013